Redeemable Non-controlling Interest of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Redeemable Noncontrolling Interest

	2016	2017	2017
	RMB	RMB	US$
	(Amount in Thousands)
Beginning of the year	—	330,664	50,822
Issuance of redeemable non-controlling interest of a subsidiary	336,000	—	—
Net (loss) income attributable to redeemable non-controlling interest of a subsidiary	(5,336)	6,483	996
Termination of redeemable non-controlling interest of a subsidiary		(337,147)	(51,818)
Redeemable non-controlling interest - end of the year	330,664	—	—